Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	eqat1_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 22, 2017 TO THE PROSPECTUS DATED MAY 1, 2017,

AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2017, as supplemented, of EQ Advisors Trust (“Trust”) regarding the AXA/Goldman Sachs Strategic Allocation Portfolio. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and Statement of Additional Information free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the benchmark for the AXA/Goldman Sachs Strategic Allocation Portfolio (“Portfolio”).

Information Regarding

AXA/Goldman Sachs Strategic Allocation Portfolio

The Portfolio’s customized benchmark index against which the Portfolio measures its performance, the 60% MSCI AC World (Net) Index/40% Bloomberg Barclays U.S. Intermediate Government Bond Index, is replaced with the 60% MSCI World 100% Hedged to USD Index/40% Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index. AXA Equitable Funds Management Group, LLC (the “Adviser”) believes that the 60% MSCI World 100% Hedged to USD Index/40% Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index is more relevant to the Portfolio’s investment strategies. For the one-year and since inception (May 1, 2015) periods, the average annual total returns, as of December 31, 2016, for the 60% MSCI World 100% Hedged to USD Index/40% Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index were 6.12% and 2.12%, respectively.

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AXA/Goldman Sachs Strategic Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat1_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 22, 2017 TO THE PROSPECTUS DATED MAY 1, 2017,

AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2017, as supplemented, of EQ Advisors Trust (“Trust”) regarding the AXA/Goldman Sachs Strategic Allocation Portfolio. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and Statement of Additional Information free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the benchmark for the AXA/Goldman Sachs Strategic Allocation Portfolio (“Portfolio”).

Information Regarding

AXA/Goldman Sachs Strategic Allocation Portfolio

The Portfolio’s customized benchmark index against which the Portfolio measures its performance, the 60% MSCI AC World (Net) Index/40% Bloomberg Barclays U.S. Intermediate Government Bond Index, is replaced with the 60% MSCI World 100% Hedged to USD Index/40% Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index. AXA Equitable Funds Management Group, LLC (the “Adviser”) believes that the 60% MSCI World 100% Hedged to USD Index/40% Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index is more relevant to the Portfolio’s investment strategies. For the one-year and since inception (May 1, 2015) periods, the average annual total returns, as of December 31, 2016, for the 60% MSCI World 100% Hedged to USD Index/40% Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index were 6.12% and 2.12%, respectively.

*****